S000076296 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	13.34%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	25.21%	11.12%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.58%	10.72%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.56%	8.80%
Performance Inception Date		Jun. 01, 2022